LEASES (Details 1) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
LEASES
2022 (Remaining)	$ 27	$ 107
2023	107	107
2024	36	36
Total lease payments	170	250
Less: discount	(23)	(46)
Total operating lease liabilities	$ 147	$ 204